Intangible Assets, Net - Schedule of Estimated Future Amortization Expense Related to Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense Related to Intangible Assets [Abstract]
2025	$ 179,024
2026	179,024
2027	179,024
2028	177,397
2029	169,265
Thereafter	2,455,930
Intangible assets, net	$ 3,339,664	$ 2,329,777